Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for First PEO (Sloan)(1) (b)	Summary Compensation Table Total for Second PEO (Bready)(1) (b)	Compensation Actually Paid for First PEO (Sloan)(1)(2)(3) (c)	Compensation Actually Paid for Second PEO (Bready)(1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) (d)	Average Compensation Actually Paid for Non-PEO Named Executive Officers(1)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on(4):		Net Income (h)	CSM: Adjusted EPS(5) (i)
							Company Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2024	—	$17,175,695	—	$10,007,218	$4,744,302	$3,553,124	$63.65	$173.90	$1,644,153,000	$11.55
2023	$22,021,748	$16,000,483	$28,581,988	$24,415,366	$4,617,351	$6,864,890	$71.49	$133.20	$1,028,823,000	$10.42
2022	$22,270,578	—	$14,220,443	—	$6,259,042	$2,727,411	$55.41	$118.77	$143,313,000	$9.32
2021	$23,318,393	—	$(5,868,325)	—	$6,816,632	$(1,131,883)	$74.78	$132.75	$987,864,000	$8.16
2020	$15,517,272	—	$23,203,124	—	$4,822,140	$11,886,007	$118.53	$98.31	$605,100,000	$6.40
(1)
Mr. Jeffrey Sloan (First PEO) was our PEO for each year presented until June 1, 2023. Mr. Cameron Beady (Second PEO) is our PEO effective June 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020-2021	2022	2023	2024
Cameron Bready	Cameron Bready	Joshua Whipple	Robert Cortopassi
Paul Todd	Paul Todd	Guido Sacchi	Joshua Whipple
Guido Sacchi	Joshua Whipple	David Green	David Green
David Green	Guido Sacchi	Andrea Carter	Andrea Carter
	David Green		Shannon Johnston

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO
2024	$17,175,695	$(14,044,143)	$6,875,666	$10,007,218
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,744,302	$(3,327,367)	$2,136,189	$3,553,124
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends Paid on Equity Awards Not Otherwise Included for Second PEO	Total — Inclusion of Equity Values for Second PEO
2024	$12,340,175	$(4,860,324)	—	$(661,139)	—	$56,954	$6,875,666
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total — Average Inclusion of Equity Values for Non-PEO NEOs
2024	$2,815,876	$(713,388)	$124,929	$(95,320)	—	$22,092	$2,136,189

(4)
The Peer Group TSR set forth in this table utilizes the S&P Financials Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2024 Form 10-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Financials Sector Index, respectively. Amounts in this column for the years 2020-2023 have been adjusted for the S&P Financials Sector Index for which the Company was reclassified under the revised Global Industry Classification Standard structure in March 2023. Historical stock performance is not necessarily indicative of future stock performance.

(5)
Our company selected measure is adjusted EPS, which is a non-GAAP measure, that excludes (i) acquisition-related amortization expense; (ii) share-based compensation expense; (iii) acquisition, integration and separation expense; (iv) gain or losses on business dispositions; (v) facilities exit charges; (vi) charges for business transformation activities; (vii) discrete tax items; (viii) other income and expenses; (ix) employee termination benefits; (x) charges for technology assets that will no longer be utilized under a revised technology architecture development strategy; (xi) modernization charges; (xii) asset; write-offs for discontinued initiatives; and (xiii) the effect of noncontrolling interests and income taxes, as applicable.

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote
Mr. Jeffrey Sloan (First PEO) was our PEO for each year presented until June 1, 2023. Mr. Cameron Beady (Second PEO) is our PEO effective June 1, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020-2021	2022	2023	2024
Cameron Bready	Cameron Bready	Joshua Whipple	Robert Cortopassi
Paul Todd	Paul Todd	Guido Sacchi	Joshua Whipple
Guido Sacchi	Joshua Whipple	David Green	David Green
David Green	Guido Sacchi	Andrea Carter	Andrea Carter
	David Green		Shannon Johnston

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the S&P Financials Sector Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2024 Form 10-K.
PEO Total Compensation Amount			$ 17,175,695
PEO Actually Paid Compensation Amount			$ 10,007,218
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO
2024	$17,175,695	$(14,044,143)	$6,875,666	$10,007,218
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends Paid on Equity Awards Not Otherwise Included for Second PEO	Total — Inclusion of Equity Values for Second PEO
2024	$12,340,175	$(4,860,324)	—	$(661,139)	—	$56,954	$6,875,666

Non-PEO NEO Average Total Compensation Amount			$ 4,744,302	$ 4,617,351	$ 6,259,042	$ 6,816,632	$ 4,822,140
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,553,124	6,864,890	2,727,411	(1,131,883)	11,886,007
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,744,302	$(3,327,367)	$2,136,189	$3,553,124
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total — Average Inclusion of Equity Values for Non-PEO NEOs
2024	$2,815,876	$(713,388)	$124,929	$(95,320)	—	$22,092	$2,136,189

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures(1)
Adjusted EPS
Adjusted Net Revenue
Adjusted Operating Margin

Total Shareholder Return Amount			$ 63.65	71.49	55.41	74.78	118.53
Peer Group Total Shareholder Return Amount			173.9	133.2	118.77	132.75	98.31
Net Income (Loss)			$ 1,644,153,000	$ 1,028,823,000	$ 143,313,000	$ 987,864,000	$ 605,100,000
Company Selected Measure Amount | $ / shares			11.55	10.42	9.32	8.16	6.4
PEO Name	Mr. Jeffrey Sloan	Mr. Cameron Beady
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
Our company selected measure is adjusted EPS, which is a non-GAAP measure, that excludes (i) acquisition-related amortization expense; (ii) share-based compensation expense; (iii) acquisition, integration and separation expense; (iv) gain or losses on business dispositions; (v) facilities exit charges; (vi) charges for business transformation activities; (vii) discrete tax items; (viii) other income and expenses; (ix) employee termination benefits; (x) charges for technology assets that will no longer be utilized under a revised technology architecture development strategy; (xi) modernization charges; (xii) asset; write-offs for discontinued initiatives; and (xiii) the effect of noncontrolling interests and income taxes, as applicable.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Margin
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,327,367)
Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,136,189
Mr. Jeffrey Sloan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 22,021,748	$ 22,270,578	$ 23,318,393	$ 15,517,272
PEO Actually Paid Compensation Amount				28,581,988	14,220,443	(5,868,325)	23,203,124
Mr. Cameron Bready [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			17,175,695	16,000,483
PEO Actually Paid Compensation Amount			10,007,218	$ 24,415,366
PEO | Mr. Cameron Bready [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,044,143)
PEO | Mr. Cameron Bready [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,875,666
PEO | Mr. Cameron Bready [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,340,175
PEO | Mr. Cameron Bready [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,860,324)
PEO | Mr. Cameron Bready [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(661,139)
PEO | Mr. Cameron Bready [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			56,954
PEO | Mr. Cameron Bready [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Cameron Bready [Member] | Change in Fair Value of Prior Years' Awards Forfeited, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,136,189
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,815,876
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(713,388)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			124,929
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(95,320)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,092
Non-PEO NEO | Change in Fair Value of Prior Years' Awards Forfeited, Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount